INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Effective tax rate differs from statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Monterey Capital Acquisition Corporation
INCOME TAXES
Effective tax rate					(6.50%)	(6.80%)
Effective tax rate differs from statutory rate (in percent)					21.00%	21.00%
Unrecognized tax benefits					$ 0
Monterey Capital Acquisition Corporation | U.S. federal
INCOME TAXES
Net operating loss carryovers that do not expire					$ 0	$ 0